DERIVATIVES, Fair value of derivative instruments and Consolidated Balance Sheet location (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	$ 19	$ 31
Derivative Liability, Fair Value	2	5
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	3	8
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts | Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	1	3
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	15	23
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	1	2
Net Investment Hedging | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	1	0
Net Investment Hedging | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	$ 0	$ 0